Assets Held-for-Sale - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about assets held for sale [Abstract]
Non-current assets held for sale	₩ 4,316	₩ 0